UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash	¥ 850,373	$ 117,272	¥ 860,472
Restricted cash	74,975	10,340	40,957
Accounts receivable - third parties, net	288,233	39,749	418,222
Accounts receivable - related parties, net	804,267	110,913	835,320
Notes receivable	77,975	10,753	179,143
Inventories	186,226	25,682	182,572
Amounts due from related parties	140,225	19,338	911,729
Prepayments and other current assets	678,089	93,513	424,918
Total current assets	3,100,363	427,560	3,853,333
Non-current assets
Long-term investments	363,631	50,147	353,855
Property and equipment, net	130,416	17,985	139,607
Intangible assets, net	38,839	5,356	44,861
Operating lease right-of-use assets	121,305	16,729	99,652
Other non-current assets - third parties	28,635	3,949	26,029
Other non-current assets - related parties	218,899	30,188	213,695
Total non-current assets	901,725	124,354	877,699
Total assets	4,002,088	551,914	4,731,032
Current liabilities
Short-term borrowings	870,000	119,978	870,000
Accounts payable - third parties	1,138,043	156,943	1,445,193
Accounts payable - related parties	101,098	13,942	241,773
Notes payable	116,442	16,058	168,405
Amounts due to related parties	341,202	47,054	42,843
Contract liabilities - third parties	6,073	838	4,706
Contract liabilities - related parties	386,344	53,279	316,667
Operating lease liabilities	30,189	4,163	31,110
Accrued expenses and other current liabilities	511,748	70,574	785,134
Taxes Payable, Current	21,467	2,960	21,610
Total current liabilities	3,522,606	485,789	3,927,441
Non-current liabilities
Contract liabilities - third parties	12	2	70
Non-current liabilities - related parties	203,976	28,130	282,080
Convertible notes payable	464,294	64,029	439,869
Operating lease liabilities	108,311	14,937	68,768
Warrant liabilities	12,493	1,723	16,544
Other non-current liabilities	34,957	4,821	30,716
Total non-current liabilities	824,043	113,642	838,047
Total liabilities	4,346,649	599,431	4,765,488
Commitments and contingencies
SHAREHOLDERS' DEFICIT
Additional paid-in capital	5,971,886	823,561	5,919,660
Accumulated deficit	(6,110,766)	(842,713)	(5,730,180)
Accumulated other comprehensive loss	(336,890)	(46,459)	(385,886)
Total deficit attributable to ordinary shareholders	(475,760)	(65,610)	(196,396)
Non-redeemable non-controlling interests	131,199	18,093	161,940
Total shareholders' deficit	(344,561)	(47,517)	(34,456)
Liabilities and shareholders' deficit	4,002,088	551,914	4,731,032
Class A Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary Shares	9	$ 1	9	[1]
Class B Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary Shares	¥ 1		¥ 1	[1]

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.